Interests in associates and joint ventures - Impairment testing (Details) - Bank of Communications Co., Limited - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of associates [line items]
VIU	$ 18,200	$ 18,300
Carrying amount	17,890	18,057
Fair value	$ 10,830	$ 10,491